POST-EMPLOYMENT BENEFITS (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfPostEmploymentBenefitLiabilityLineItems [Line Items]
Current post-employment benefits	$ 150	$ 250	$ 250
Noncurrent post-employment benefits	2,145	2,115	2,209
Total post-employment benefits	2,295	2,365	2,459
Accrued benefit obligation
DisclosureOfPostEmploymentBenefitLiabilityLineItems [Line Items]
Total post-employment benefits	$ 2,295	$ 2,365	$ 2,459